Gabelli Media Mogul Fund

Schedule of Investments — December 31, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 94.5%
	Content Creation and Aggregation — 47.7%
4,000	Borussia Dortmund GmbH & Co. KGaA†	$26,583
9,500	Discovery Inc., Cl. C†	248,805
8,000	Grupo Televisa SAB, ADR†	65,920
7,500	iHeartMedia Inc., Cl. A†	97,350
17,000	Liberty Latin America Ltd., Cl. C†	188,530
15,100	Liberty Media Corp.-Liberty Braves, Cl. C†	375,688
8,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	303,920
10,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†.	435,100
2,700	Live Nation Entertainment Inc.†.	198,396
850	Madison Square Garden Entertainment Corp.†	89,284
650	Madison Square Garden Sports Corp.†	119,665
16,000	Sirius XM Holdings Inc.	101,920
3,250	ViacomCBS Inc., Cl. B	121,095

		2,372,256

	Digital Marketing and Retail — 7.1%
30,000	Liberty TripAdvisor Holdings Inc., Cl. A†	130,200
20,000	Qurate Retail Inc., Cl. A	219,400

		349,600

	Diversified Consumer Services — 2.3%
360	Expedia Group Inc.	47,664
350	IAC/InterActiveCorp.†	66,273

		113,937

	Entertainment — 1.1%
4,000	CuriosityStream Inc.†	55,800

	Financial Services — 2.5%
300	LendingTree Inc.†	82,137
4,000	Spartacus Acquisition Corp.†	42,320

		124,457

	Telecommunication Services — 3.3%
1,000	AT&T Inc.	28,760
6,500	Loral Space & Communications Inc.	136,435

		165,195

	Telecommunications — 1.6%
1,500	Comcast Corp., Cl. A	78,600

Shares		Market Value

	TV and Broadband Services — 27.5%
2,400	Altice USA Inc., Cl. A†	$90,888
250	Charter Communications Inc., Cl. A†	165,387
2,500	Liberty Broadband Corp., Cl. A†	393,950
2,900	Liberty Broadband Corp., Cl. C†	459,273
8,000	Liberty Global plc, Cl. C†	189,200
1,600	Telenet Group Holding NV	68,569

		1,367,267

	Wireless Telecommunication Services — 1.4%
500	T-Mobile US Inc.†	67,425

	TOTAL COMMON STOCKS	4,694,537

	PREFERRED STOCKS — 2.5%
	Digital Marketing and Retail — 1.4%
700	Qurate Retail Inc.,,
	8.000%, 03/15/31	69,300

	TV and Broadband Services — 1.1%
2,000	Liberty Broadband Corp.,
	7.000%, Ser. A	56,940

	TOTAL PREFERRED STOCKS	126,240

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.0%
$ 150,000	U.S. Treasury Bills,
	0.100%††, 07/01/21	149,944

	TOTAL INVESTMENTS — 100.0%
	(Cost $4,053,059)	$4,970,721

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt

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